UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION LONG/SHORT FUND‡ JANUARY 31, 2012 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 81.4%
	Shares	Value
DIVERSIFIED — 8.1%
Liberty Property Trust†	117,600	$3,914,904
Vornado Realty Trust†(A)	60,900	4,925,592
		8,840,496

HOTELS, RESORTS & CRUISE LINES — 3.5%
Starwood Hotels & Resorts Worldwide	70,600	3,829,344

INDUSTRIAL — 4.5%
ProLogis†(A)	155,664	4,936,105

OFFICE — 12.1%
Boston Properties†(A)	42,000	4,370,100
Brandywine Realty Trust†	215,200	2,289,728
SL Green Realty†(A)	88,700	6,522,111

		13,181,939

RESIDENTIAL — 27.5%
AvalonBay Communities†(A)	48,200	6,555,683
BRE Properties†	84,300	4,368,426
Colonial Properties Trust†	183,900	3,931,782
Essex Property Trust†(A)	37,700	5,428,800
Post Properties†	122,300	5,465,587
UDR†	167,400	4,355,748

		30,106,026

RETAIL — 23.2%
CBL & Associates Properties†	66,800	1,160,316
DDR†(A)	314,700	4,361,742
General Growth Properties†	233,417	3,683,320
Macerich†(A)	85,418	4,638,197
Rouse Properties† *	8,755	108,212
Simon Property Group†(A)	45,700	6,208,802
Tanger Factory Outlet Centers†	82,500	2,433,750
Taubman Centers†	40,800	2,734,824

		25,329,163

STORAGE — 2.5%
Cubesmart Real Estate Investment Trust†	241,600	2,749,408

TOTAL COMMON STOCK (Cost $75,848,817)		88,972,481

TOTAL INVESTMENTS — 81.4% (Cost $75,848,817)@		$88,972,481

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION LONG/SHORT FUND‡ JANUARY 31, 2012 (UNAUDITED)

SECURITIES SOLD SHORT
COMMON STOCK — (53.0)%
	Shares	Value
HOTELS, RESORTS & CRUISE LINES — (1.5)%
Marriott International, Cl A	(47,500)	$(1,636,375)

DIVERSIFIED — (8.9)%
American Assets Trust†	(101,800)	(2,253,852)
PS Business Parks†	(47,600)	(2,957,864)
Washington Real Estate Investment Trust†	(153,100)	(4,562,380)

		(9,774,096)

INDUSTRIAL — (4.6)%
DCT Industrial Trust†	(480,300)	(2,651,256)
First Potomac Realty Trust†	(161,300)	(2,400,144)

		(5,051,400)

OFFICE — (10.1)%
Biomed Realty Trust†	(111,028)	(2,061,790)
Corestite Realty†	(105,900)	(2,123,295)
Government Properties Income Trust†	(96,900)	(2,335,290)
Mack-Cali Realty†	(155,000)	(4,457,800)

		(10,978,175)

RESIDENTIAL — (7.0)%
Camden Property Trust†	(51,200)	(3,302,400)
Campus Crest Communities†	(153,194)	(1,637,644)
Home Properties†	(45,500)	(2,710,890)

		(7,650,934)

RETAIL — (7.5)%
Realty Income†	(62,700)	(2,282,280)
Regency Centers†	(53,268)	(2,201,034)
Weingarten Realty Investors†	(151,500)	(3,676,905)

		(8,160,219)

SPECIALIZED — (13.4)%
Extra Space Storage†	(108,900)	(2,866,248)
Hospitality Properties Trust†	(45,600)	(1,104,888)
Omega Healthcare Investors†	(54,500)	(1,135,780)
Plum Creek Timber†	(107,600)	(4,172,728)
Public Storage†	(23,500)	(3,263,210)
Senior Housing Properties Trust†	(93,800)	(2,127,384)

		(14,670,238)

TOTAL COMMON STOCK (Proceeds $55,373,790)		$(57,921,437)

EXCHANGE TRADED FUND — (1.9)%
SPDR S&P Homebuilders	(110,400)	$(2,058,960)

(Proceeds $2,085,217)		(2,058,960)

TOTAL SECURITIES SOLD SHORT — (54.9)% (Proceeds $57,459,007)#		$(59,980,397)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION LONG/SHORT FUND‡ JANUARY 31, 2012 (UNAUDITED)

Percentages are based on Net Assets of $109,266,245.

‡ Commenced operations on December 30, 2011.

† Real Estate Investment Trust

* Non-income producing security.

(A) All or a portion of this security has been committed as collateral for open short positions.

Cl — Class

S&P — Standard & Poor's

SPDR— Standard & Poor's Depositary Receipt

As of January 31, 2012, all of the Fund’s investments and securities sold short were considered Level 1.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

@ At January 31, 2012, the tax basis cost of the Fund's investments was $75,848,817, and the unrealized appreciation and depreciation were $13,123,664 and $(-), respectively.

# At January 31, 2012, the tax basis proceeds of the Fund's securities sold short were $57,459,007 , and the unrealized appreciation and depreciation were $2,981,175 and $(459,785) respectively.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

CCS-QH-001-0100

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012